Commitments and Contingencies - Schedule of Composition of Pledged Shares (Details) - Sapiens [Member]	Dec. 31, 2025 shares
Series D Secured Debentures [Member]
Schedule of Composition of Pledged Shares [Abstract]
Secured debentures	2,350,272,000
Series C Secured Debentures [Member]
Schedule of Composition of Pledged Shares [Abstract]
Secured debentures	2,265,931,000